Other Non-Current Assets	12 Months Ended
Sep. 30, 2023
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS

4. OTHER NON-CURRENT ASSETS

The amount of other non-current assets consisted of the following:

	September 30, 2023	September 30, 2022
Prepayment of projects	$28,413,048	$13,944,055
Prepayments of land leases	545,505	159,139
Deposit	59,333	64,227
Total	$29,017,886	$14,167,421

As of September 30, 2023, prepayment of projects was $40.95 million.

On July 16, 2021, Yueyang Jinsheng Amusement Development Co., Ltd. signed an amusement park construction contract with Fujian Xiangning Construction Engineering Co., Ltd. in the amount of $66.85 million (RMB480 million). The planned project construction period is 24 months, from July 1, 2021 to December 31, 2024. Yueyang Jinsheng Amusement Development Co., Ltd. paid $10.03 million (RMB72 million) in August 2021. On September 22, 2023, the Company recovered $5.29 million (RMB38 million).

On September 27, 2023, Nanping Golden Heaven signed an amusement park construction contract with Fujian Xinchang Construction Engineering Co., Ltd in the amount of $37.61 million (RMB270 million). The planned project construction period is 18 months, from October 1, 2023 to March 31, 2025. Nanping Golden Heaven paid $13.93 million (RMB100 million) in September 2023.

On September 27, 2023, Nanping Golden Heaven signed an amusement park construction contract with Fujian Xinchang Construction Engineering Co., Ltd in the amount of $19.50 million (RMB140 million). The planned project construction period is 18 months, from October 1, 2023 to March 31, 2025. Nanping Golden Heaven paid $9.75 million (RMB70 million) in September 2023.

As of September 30, 2022, prepayment of projects was $13.94 million.

On July 16, 2021, Yueyang Jinsheng Amusement Development Co., Ltd. signed a construction contract with Fujian Xiangning Construction Engineering Co., Ltd. in the amount of $67.61 million (RMB480 million). The planned project construction period is 24 months, from July 1, 2021 to December 31, 2024. Yueyang Jinsheng Amusement Development Co., Ltd. paid $10.14 million (RMB72 million) in August 2021. The Company recovered $5.29 million (RMB38 million) in September 2023.

On July 16, 2021, Tongling Jinsheng Amusement Investment Co., Ltd. signed a construction contract with Fujian Xiangning Construction Engineering Co., Ltd. in the amount of $6.90 million (RMB49.55 million). The planned project construction period is 18 months, from July 1, 2021 to December 31, 2024. Tongling Jinsheng Amusement Investment Co., Ltd. paid in $3.80 million (RMB27 million) in August 2021. The project was completed in April 2023. The Company had $3.14 million unpaid (RMB22.55 million) as of September 30, 2023.